Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt

The following table summarizes information about the net carrying amounts of long-term debt as of December 31, 2023:

(in thousands)	2026 Notes	2027 Notes	Total
Principal amount of notes outstanding	$120,000	$265,000	$385,000
Unamortized debt issuance cost	(1,811)	(5,542)	(7,353)
Total notes payable	$118,189	$259,458	$377,647

The following table summarizes information about the net carrying amounts of long-term debt as of December 31, 2022:

(in thousands)	2024 Notes	2026 Notes	2027 Notes	Total
Principal amount of notes outstanding	$13,750	$120,000	$265,000	$398,750
Unamortized debt issuance cost	(257)	(2,511)	(6,790)	(9,558)
Total notes payable	$13,493	$117,489	$258,210	$389,192

Refer to “Recently Adopted Accounting Pronouncements” within “Note 1 - Summary of Significant Accounting Polices” for additional information relating to impact to discount resulting from the Company’s adoption of ASU 2020-06.

Convertible Senior Notes

On April 15, 2019, the Company sold $80.0 million in aggregate principal amount of 4.500% Convertible Senior Notes due 2024. The 2024 Notes were issued pursuant to an indenture, dated April 15, 2019, between the Company and The Bank of New York Mellon Trust Company, N.A., as Trustee (the “2024 Indenture”). The 2024 Notes paid interest at a rate equal to 4.500% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning October 15, 2019. Interest accrued on the 2024 Notes from the last date to which interest has been paid or duly provided for or, if no interest has been paid or duly provided for, from April 15, 2019. Unless earlier converted, redeemed or repurchased, the 2024 Notes were to mature on April 15, 2024.

On February 10, 2020, the Company sold $120.0 million in aggregate principal amount of 2.875% Convertible Senior Notes due 2026. The 2026 Notes were issued pursuant to an indenture, dated February 10, 2020, between the Company and The Bank of New York Mellon Trust Company, N.A., as Trustee (the “2026 Indenture”). The 2026 Notes pay interest at a rate equal to 2.875% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning October 15, 2020. Interest accrues on the 2026 Notes from the last date to which interest has been paid or duly provided for or, if no interest has been paid or duly provided for, from February 10, 2020. Unless earlier converted, redeemed or repurchased, the 2026 Notes mature on April 15, 2026.

The Company used approximately $66.3 million (excluding cash payments relating to accrued interest and fractional shares) from its sale of the 2026 Notes and issued 772,423 shares of common stock at $32.43 per share out of treasury stock with an average cost basis of $3.37 per share to repurchase approximately $66.3 million in aggregate principal amount of the 2024 Notes through individually negotiated transactions. Of the total price paid for the 2024 Notes, $59.0 million was allocated to the 2024 Notes settlement, $30.8 million was allocated to equity, and $1.0 million was used to pay off accrued interest on the 2024 Notes. The consideration transferred was allocated to the liability and equity components of the 2024 Notes using the equivalent rate that reflected the borrowing rate for a similar non-convertible debt instrument immediately prior to settlement. The transaction resulted in a loss on settlement of convertible notes of $8.1 million, which is recorded as a loss on extinguishment of debt in the Company’s consolidated statements of operations. The loss represents the difference between (i) the fair value of the liability component and (ii) the sum of the carrying value of the debt component and any unamortized debt issuance costs at the time of settlement.

On September 17, 2021, the Company sold $265.0 million in aggregate principal amount of 1.500% Convertible Senior Notes due 2027. The 2027 Notes were issued pursuant to an indenture, dated September 17, 2021, between the Company and The Bank of New York Mellon Trust Company, N.A., as Trustee (the “2027 Indenture” and, together with the 2024 Indenture and the 2026 Indenture, the “Indentures”). The 2027 Notes bear interest at a rate of 1.500% per year, which is payable semiannually in arrears on April 15 and October 15 of each year, beginning April 15, 2022. Interest accrues on the 2027 Notes from the last date to which interest has been paid or duly provided for or, if no interest has been paid or duly provided for, from September 17, 2021. Unless earlier converted, redeemed or repurchased, the 2027 Notes mature on October 15, 2027. The Company used net proceeds from the offering, in conjunction with net proceeds from the September 2021 common stock offering (Refer to “Note 11 – Common Stock”), to repay in full the Owl Rock Term Loan, which had a principal amount of $180.0 million outstanding as of September 17, 2021. The Company used the remaining net proceeds from the offering for general corporate purposes, including continued investment in the growth of the Company’s businesses and for other working capital needs. The Company also used a portion of the net proceeds to acquire or invest in other assets complementary to the Company’s businesses or for repurchases of the Company’s other indebtedness.

Pursuant to a privately negotiated agreement dated October 6, 2023, the Company acquired $13.75 million aggregate principal amount of its outstanding 2024 Notes. This acquisition was made in exchange for 497,376 shares of common stock of the Company (the “Exchange Transaction”). In connection with the closing of the Exchange Transaction, all of the Company’s outstanding 2024 Notes issued under the 2024 Indenture were canceled and the 2024 Indenture was discharged on October 15, 2023. The Exchange Transaction resulted in an inducement loss on settlement of convertible notes of $0.6 million, which is recorded as a loss on extinguishment of debt in the Company’s consolidated statements of operations. The loss represents the difference between the fair value of the original conversion terms and the fair value of the induced conversion terms at the time of settlement.

The Senior Notes are senior, unsecured obligations of the Company. The Senior Notes are convertible, in whole or in part, at the option of the holder, upon the occurrence of specified events or certain fundamental changes set forth in the Indentures prior to the close of business on the business day immediately preceding October 15, 2025, and April 15, 2027, respectively; and, thereafter, at any time until the close of business on the second business day immediately preceding maturity. The 2026 Notes are convertible into Company common stock at an initial conversion rate of 23.2722 shares per $1,000 principal amount, and the 2027 Notes are convertible into Company common stock at an initial conversion rate of 12.9870 shares per $1,000 principal amount. Upon conversion, the Company may elect to settle by paying or delivering either solely cash, shares of Company common stock or a combination of cash and shares of Company common stock. The 2026 Indenture and 2027 Indenture contain covenants that, among other things, restrict the Company’s ability to merge, consolidate or sell, or otherwise dispose of, substantially all of its assets and customary Events of Default (as defined in the Indentures).

Prior to the Company’s adoption of ASU 2020-06 on January 1, 2022, the carrying amount of the liability component of the 2024 Notes and Senior Notes was calculated by estimating the fair value of similar notes that did not have associated convertible features. The carrying amount of the equity component, representing the conversion option, was determined by deducting the fair value of the liability component from the fair value amount of the 2024 Notes and Senior Notes. The valuation model used in determining the fair value of the liability component for the 2024 Notes and Senior Notes includes inputs, such as the implied debt yield within the nonconvertible borrowing rate. The implied estimated effective rate of the liability component of the 2024 Notes, 2026 Notes, and 2027 Notes was 10.2%, 7.3%, and 6.5% respectively.

Prior to the Company’s adoption of ASU 2020-06 on January 1, 2022, in accordance with ASC Topic 470-20, Debt with Conversion and Other Options — Beneficial Conversion Features, the initial measurement of the 2024 Notes at fair value resulted in a liability of $62.4 million and as such, the calculated discount resulted in an implied value of the convertible feature recognized in additional paid in capital of $17.6 million; the initial measurement of the 2026 Notes at fair value resulted in a liability of $93.8 million and as such, the calculated discount resulted in an implied value of the convertible feature recognized in additional paid in capital of $26.2 million; and the initial measurement of the 2027 Notes at fair value resulted in a liability of $199.2 million and as such, the calculated discount resulted in an implied value of the convertible feature recognized in additional paid in capital of $65.8 million. Issuance costs for the 2024 Notes and Senior Notes amounted to $4.9 million, $4.2 million, and $8.3 million for the 2024 Notes, 2026 Notes, and 2027 Notes, respectively. These costs were allocated to debt and equity components on a ratable basis. For the 2024 Notes this amounted to $3.8 million and $1.1 million to the debt and equity components, respectively. For the 2026 Notes this amounted to $3.3 million and $0.9 million to the debt and equity components, respectively. For the 2027 Notes this amounted to $6.2 million and $2.1 million to the debt and equity components, respectively.

Prior to the Company’s adoption of ASU 2020-06 on January 1, 2022, the Company recorded an income tax liability of $15.6 million during 2021 associated with the portion of the 2027 Notes that was classified within shareholders’ equity. GAAP requires the offset of the deferred tax liability to be classified within shareholders’ equity, consistent with the equity portion of the 2027 Notes. The creation of the deferred tax liability produced evidence of recoverability of the Company’s net deferred tax assets, which resulted in the release of a valuation allowance, totaling $14.9 million, that was also classified within shareholders’ equity pursuant to the adoption of ASU 2019-12.

Prior to the Company’s adoption of ASU 2020-06 on January 1, 2022, in connection with the sale of the 2026 Notes, the Company recorded an income tax benefit of $4.4 million during 2020 as a result of the creation of a deferred tax liability associated with the portion of the 2026 Notes that was classified within shareholders’ equity. The creation of the deferred tax liability produced evidence of recoverability of the Company’s net deferred tax assets which resulted in the release of a valuation allowance, totaling $4.4 million, reflected as an income tax benefit in 2020.

Credit Facility

In connection with, and to partially fund the Cash Consideration for the Punchh Acquisition, on April 8, 2021, the Company entered into the Owl Rock Credit Agreement. The Owl Rock Credit Agreement provided for a term loan in the initial aggregate principal amount of $180.0 million, the “Owl Rock Term Loan”. Issuance costs, which included a 2% Original Issue Discount, amounted to $9.3 million with net proceeds amounting to $170.7 million.

The Company used net proceeds from its offering of the 2027 Notes and its concurrent common stock offering (refer to “Note 11 – Common Stock”) to repay in full the Owl Rock Term Loan, including $1.8 million accrued interest and $3.6 million prepayment premium, on September 17, 2021. Following its repayment, the Owl Rock Credit Agreement was terminated. The transaction resulted in a loss on settlement of notes of $11.9 million, which is recorded as a loss on extinguishment of debt in the Company’s consolidated statements of operations. The loss represents the difference between (i) reacquisition price, including prepayment premium, and (ii) the sum of the carrying value of the debt component and any unamortized debt issuance costs at the time of settlement.

The following table summarizes interest expense recognized on the 2024 Notes and Senior Notes:

	Year Ended December 31,
(in thousands)	2023	2022	2021
Contractual interest expense	$7,627	$8,036	$9,420
Accretion of debt in interest expense	2,205	1,997	8,726
Total interest expense	$9,832	$10,033	$18,146

The cash paid for interest was $8.0 million for the year ended December 31, 2023.

The following table summarizes the future principal payments for the Senior Notes as of December 31, 2023 (in thousands):

2024	$—
2025	—
2026	120,000
2027	265,000
2028	—
Thereafter	—
Total	$385,000